Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,403,501.92
Total Fee Amount	470.02
Total Offset Amount	0.00
Net Fee	$ 470.02
Offering Table N/A
Offset Table N/A	N/A